CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	3 Months Ended			12 Months Ended
	Jun. 28, 2017	Sep. 28, 2016	Sep. 23, 2015	Jun. 28, 2017	Jun. 29, 2016	Jun. 24, 2015
Common Stock, Dividends, Per Share, Declared	$ 0.34	$ 0.34	$ 0.32	$ 1.36	$ 1.28	$ 1.12